Discontinued Operations - Narrative (Details) - USD ($) $ in Millions		6 Months Ended	12 Months Ended
	Feb. 12, 2016	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Depreciation and amortization, discontinued operations			$ 3.3	$ 4.5	$ 5.4
Net cash flow from discontinued operations			$ 3.2	$ 0.0	$ 0.0
Subsequent Event [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Proceeds from divestiture of interest in subsidiaries and affiliates	$ 5.0
Discontinued operation, period of continuing involvement after disposal		6 months